CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 7.7%
Entertainment - 1.2%
Walt Disney Co.	805,970	$98,618,489

Interactive Media & Services - 1.1%
Meta Platforms Inc., Class A Shares	183,400	89,055,372

Media - 3.2%
Comcast Corp., Class A Shares	5,910,890	256,237,082

Wireless Telecommunication Services - 2.2%
T-Mobile US Inc.	1,072,100	174,988,162

TOTAL COMMUNICATION SERVICES		618,899,105

CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.8%
General Motors Co.	1,489,400	67,544,290

Specialty Retail - 1.8%
Home Depot Inc.	364,270	139,733,972

TOTAL CONSUMER DISCRETIONARY		207,278,262

CONSUMER STAPLES - 11.1%
Beverages - 3.5%
Coca-Cola Co.	2,568,440	157,137,159
Diageo PLC	3,262,800	120,730,841	(a)

Total Beverages		277,868,000

Food Products - 4.1%
Mondelez International Inc., Class A Shares	1,938,910	135,723,700
Nestle SA, ADR	1,842,340	195,656,508

Total Food Products		331,380,208

Household Products - 1.7%
Procter & Gamble Co.	837,940	135,955,765

Personal Care Products - 1.8%
Haleon PLC	14,576,000	61,084,806	(a)
Kenvue Inc.	4,072,100	87,387,266

Total Personal Care Products		148,472,072

TOTAL CONSUMER STAPLES		893,676,045

ENERGY - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
Enbridge Inc.	5,806,433	210,076,746
EQT Corp.	879,510	32,603,436
Exxon Mobil Corp.	729,900	84,843,576

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2024 Quarterly Report	1

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pioneer Natural Resources Co.	524,620	$137,712,750
Williams Cos. Inc.	6,296,200	245,362,914

TOTAL ENERGY		710,599,422

FINANCIALS - 17.3%
Banks - 4.6%
JPMorgan Chase & Co.	1,369,610	274,332,883
PNC Financial Services Group Inc.	580,000	93,728,000

Total Banks		368,060,883

Consumer Finance - 1.6%
Capital One Financial Corp.	842,700	125,469,603

Financial Services - 5.9%
Apollo Global Management Inc.	2,508,254	282,053,162
Visa Inc., Class A Shares	700,230	195,420,189

Total Financial Services		477,473,351

Insurance - 5.2%
American International Group Inc.	1,031,300	80,616,721
MetLife Inc.	1,592,615	118,028,698
Travelers Cos. Inc.	947,060	217,956,388

Total Insurance		416,601,807

TOTAL FINANCIALS		1,387,605,644

HEALTH CARE - 10.3%
Biotechnology - 1.0%
Gilead Sciences Inc.	1,087,200	79,637,400

Health Care Equipment & Supplies - 2.9%
Becton Dickinson & Co.	933,650	231,031,693

Health Care Providers & Services - 1.5%
UnitedHealth Group Inc.	239,730	118,594,431

Pharmaceuticals - 4.9%
AstraZeneca PLC	653,900	87,847,429	(a)
Johnson & Johnson	720,907	114,040,278
Merck & Co. Inc.	1,458,190	192,408,171

Total Pharmaceuticals		394,295,878

TOTAL HEALTH CARE		823,559,402

INDUSTRIALS - 7.7%
Aerospace & Defense - 3.1%
Northrop Grumman Corp.	214,100	102,481,106
RTX Corp.	1,493,680	145,678,610

Total Aerospace & Defense		248,159,716

See Notes to Schedule of Investments.

2	ClearBridge Dividend Strategy Fund 2024 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Air Freight & Logistics - 1.0%
United Parcel Service Inc., Class B Shares	523,200	$77,763,216

Commercial Services & Supplies - 1.7%
Waste Management Inc.	656,340	139,898,871

Ground Transportation - 1.9%
Union Pacific Corp.	623,070	153,231,605

TOTAL INDUSTRIALS		619,053,408

INFORMATION TECHNOLOGY - 15.3%
Semiconductors & Semiconductor Equipment - 4.2%
Broadcom Inc.	139,570	184,987,474
Intel Corp.	2,318,000	102,386,060
Texas Instruments Inc.	306,340	53,367,491

Total Semiconductors & Semiconductor Equipment		340,741,025

Software - 9.4%
Microsoft Corp.	1,073,950	451,832,244
Oracle Corp.	1,253,530	157,455,904
SAP SE	721,600	140,509,230	(a)

Total Software		749,797,378

Technology Hardware, Storage & Peripherals - 1.7%
Apple Inc.	802,492	137,611,328

TOTAL INFORMATION TECHNOLOGY		1,228,149,731

MATERIALS - 8.8%
Chemicals - 5.3%
Air Products & Chemicals Inc.	327,600	79,367,652
Linde PLC	475,120	220,607,718
PPG Industries Inc.	842,440	122,069,556

Total Chemicals		422,044,926

Construction Materials - 2.5%
Vulcan Materials Co.	724,990	197,864,271

Metals & Mining - 1.0%
Freeport-McMoRan Inc.	1,748,050	82,193,311

TOTAL MATERIALS		702,102,508

REAL ESTATE - 4.7%
Residential REITs - 1.7%
AvalonBay Communities Inc.	738,500	137,036,060

Specialized REITs - 3.0%
American Tower Corp.	692,060	136,744,135
Public Storage	346,000	100,360,760

Total Specialized REITs		237,104,895

TOTAL REAL ESTATE		374,140,955

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2024 Quarterly Report	3

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY			SHARES	VALUE
UTILITIES - 4.9%
Electric Utilities - 1.0%
Edison International			1,154,900	$81,686,077

Multi-Utilities - 3.9%
DTE Energy Co.			707,800	79,372,692
Sempra			3,266,320	234,619,766

Total Multi-Utilities				313,992,458

TOTAL UTILITIES				395,678,535

TOTAL COMMON STOCKS (Cost - $4,355,891,375)				7,960,743,017

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%††
Finance America NIM Trust, 2004-1 A (Cost - $73,449)	5.250%	6/27/34	$73,417	1	*(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,355,964,824)				7,960,743,018

			SHARES
SHORT-TERM INVESTMENTS - 0.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.155%		17,185,868	17,185,868	(d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.242%		17,185,868	17,185,868	(d)(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $34,371,736)				34,371,736

TOTAL INVESTMENTS - 99.7% (Cost - $4,390,336,560)				7,995,114,754
Other Assets in Excess of Liabilities - 0.3%				21,600,885

TOTAL NET ASSETS - 100.0%				$8,016,715,639

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of March 31, 2024.

(d)	Rate shown is one-day yield as of the end of the reporting period.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $17,185,868 and the cost was $17,185,868 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

4	ClearBridge Dividend Strategy Fund 2024 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2024 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

6	ClearBridge Dividend Strategy Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ClearBridge Dividend Strategy Fund 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$711,860,398	$181,815,647	—	$893,676,045
Health Care	735,711,973	87,847,429	—	823,559,402
Information Technology	1,087,640,501	140,509,230	—	1,228,149,731
Other Common Stocks	5,015,357,839	—	—	5,015,357,839
Asset-Backed Securities	—	1	—	1

Total Long-Term Investments	7,550,570,711	410,172,307	—	7,960,743,018

Short-Term Investments†	34,371,736	—	—	34,371,736

Total Investments	$7,584,942,447	$410,172,307	—	$7,995,114,754

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$15,183,586	$143,267,933	143,267,933	$141,265,651	141,265,651	—	$144,837	—	$17,185,868

8	ClearBridge Dividend Strategy Fund 2024 Quarterly Report